Non-Current Investments (Tables)	12 Months Ended
Dec. 31, 2012
Non-Current Investments

	December 31, 2012	December 31, 2011
Listed investments (a)	36.2	77.3
Unlisted investments	1.3	2.6
Investments held by environmental trust funds (b)	165.3	161.5
Equity investees (c)	254.4	28.2
Other investments	0.8	2.6

	458.0	272.2

(a) Listed investments mainly consist of:

	December 31, 2012		December 31, 2011
	Number of shares	Market value, $ per share	Number of shares	Market value, $ per share
Northam Platinum	7,820,169	4.55	7,820,169	3.75
Radius Gold Incorporated	3,625,124	0.22	3,625,124	0.23
Gran Columbia Gold Corporation	1,585,274	0.36	1,585,274	0.40
Evolution Mining Limited	—	—	15,535,016	1.62
GoldQuest Mining Corporation	—	—	13,962,500	0.08
Atacama Pacific Gold Corporation	—	—	4,945,598	3.79

Details of the listed investments are as follows:

	December 31, 2012	December 31, 2011
Fair value	36.2	77.3
Less: Cost	24.8	68.4

Net unrealized gain	11.4	8.9

The net gain comprises:
Gross unrealized gains	11.7	15.2
Gross unrealized losses	(0.3)	(6.3)

	11.4	8.9

The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months:	4	8

Realized gain reclassified from equity on disposal of listed investments ($ million)	14.7	12.8

(b)	The environmental trust funds are irrevocable trusts under the Group’s control. The monies in the trusts are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group’s South African mines. While the asset is under the Group’s control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 15, “Provision for Environmental Rehabilitation”.

(c)	Equity investees comprise the following:

		Ownership %		Market value
Investment	Description of business	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Far South East	Exploration	40.0	—	*	*
Rusoro Mining Limited	Gold mining	26.4	26.4	6.3	13.1
Rand Refinery Limited	Refining of gold bullion and by-products	34.9	34.9	*	*
Timpetra Resources Limited	Resource exploration	21.8	21.8	1.0	1.2
*	- Not readily determinable

Rusoro Mining Limited
Carrying Value of Equity Investment

The carrying value of the equity investment in Rusoro Mining Limited, or Rusoro:

	December 31, 2012	December 31, 2011
Opening balance	13.2	20.0
Share of losses recognized (1)	(13.4)	—
Impairment	—	(6.8)
Other comprehensive income	0.2	—

Closing balance	—	13.2

(1)	The results of Rusoro for the Gold Fields’ fiscal year ended December 31, 2012 are for the twelve months to September 2012 (December 31, 2011: nine months ended September 30, 2011).

Rand Refinery Limited
Carrying Value of Equity Investment

The carrying value of the equity investment in Rand Refinery Limited, or Rand Refinery:

	December 31, 2012	December 31, 2011
Opening balance	12.9	10.2
Share of profits recognized	12.0	5.0
Translation	(1.2)	(2.3)

Closing balance	23.7	12.9

Far Southeast (FSE) Deposit
Carrying Value of Equity Investment

Far South East Gold Resources Incorporated has a 31 December year end and has been equity accounted since April 1, 2012.

	December 31, 2012	December 31, 2011
Gold Fields interest in FSE on December 31, 2012 was 40.0%.
Opening balance	—	—
Investment	230.0	—
Equity contribution	50.1	—
Share of losses recognized	(50.1)	—

Closing balance	230.0	—